FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Estimates of Accumulated Claims Incurred (Details) - PEN (S/)	Dec. 31, 2025	Dec. 31, 2024
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	S/ 15,879,057,000	S/ 14,958,064,000
1 year later	694,293,000	1,167,744,000
2 years later	319,664,000	492,958,000
3 years later	150,371,000	208,944,000
4 years later	58,874,000	112,491,000
5 years later	51,755,000	42,671,000
6 years later	21,199,000	53,930,000
7 years later	15,484,000	12,620,000
8 years later	15,047,000	6,816,000
9 years later	3,709,000	3,952,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	17,209,453,000	17,060,190,000
Liabilities / Gross Obligations accumulated by claims	2,445,328,000	2,970,074,000
Discount event	(149,138,000)	(189,917,000)
Effect of Risk Adjustment for non-financial risk	21,129,000	28,729,000
Gross LIC of the Temporary Regime and Definitive Regime	32,599,000	39,082,000
Gross provision for incurred claims	2,349,918,000	2,847,968,000
Liabilities for incurred claims that arise from pension	3,686,000,000	3,857,000,000
Liabilities for incurred claims that arise from SCTR businesses	1,223,000,000	1,001,000,000
Other minor liabilities for incurred claims	113,000,000.0	8,000,000.0
Nine years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,923,936,000	1,637,838,000
1 year later	1,390,000	2,458,000
2 years later	1,447,000	2,052,000
3 years later	2,162,000	3,390,000
4 years later	232,000	0
5 years later	0	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,929,167,000	1,645,738,000
Liabilities / Gross Obligations accumulated by claims	12,904,000	8,317,000
Discount event	(1,570,000)	(1,614,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	11,334,000	6,703,000
Eight years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,620,489,000	1,047,428,000
1 year later	3,450,000	1,999,000
2 years later	83,000	164,000
3 years later	27,000	82,000
4 years later	622,000	1,533,000
5 years later	179,000	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,624,850,000	1,051,206,000
Liabilities / Gross Obligations accumulated by claims	6,087,000	6,919,000
Discount event	(756,000)	(1,021,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	5,331,000	5,898,000
Seven years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,179,383,000	1,602,775,000
1 year later	3,561,000	2,917,000
2 years later	2,196,000	1,889,000
3 years later	78,000	92,000
4 years later	41,000	46,000
5 years later	600,000	843,000
6 years later	158,000	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,186,017,000	1,608,562,000
Liabilities / Gross Obligations accumulated by claims	12,615,000	7,909,000
Discount event	(1,377,000)	(1,015,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	11,238,000	6,894,000
Six years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,426,645,000	1,152,556,000
1 year later	2,321,000	5,830,000
2 years later	2,788,000	3,469,000
3 years later	2,462,000	2,122,000
4 years later	130,000	90,000
5 years later	51,000	75,000
6 years later	968,000	811,000
7 years later	169,000	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,435,534,000	1,164,953,000
Liabilities / Gross Obligations accumulated by claims	11,535,000	18,380,000
Discount event	(1,164,000)	(1,900,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	10,371,000	16,480,000
Five years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,597,362,000	1,426,087,000
1 year later	9,853,000	15,447,000
2 years later	2,045,000	4,180,000
3 years later	2,424,000	2,880,000
4 years later	1,513,000	2,389,000
5 years later	102,000	144,000
6 years later	20,000	81,000
7 years later	770,000	1,419,000
8 years later	216,000	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,614,305,000	1,452,627,000
Liabilities / Gross Obligations accumulated by claims	38,043,000	30,226,000
Discount event	(3,273,000)	(2,849,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	34,770,000	27,377,000
Four years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	2,162,977,000	1,548,529,000
1 year later	44,296,000	21,123,000
2 years later	8,055,000	11,051,000
3 years later	2,109,000	3,500,000
4 years later	3,386,000	4,431,000
5 years later	1,671,000	3,446,000
6 years later	27,000	111,000
7 years later	27,000	30,000
8 years later	350,000	1,028,000
9 years later	466,000	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	2,223,364,000	1,593,249,000
Liabilities / Gross Obligations accumulated by claims	148,659,000	56,998,000
Discount event	(8,802,000)	(4,729,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	139,857,000	52,269,000
Three years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,397,741,000	2,106,530,000
1 year later	70,983,000	107,965,000
2 years later	30,262,000	39,861,000
3 years later	9,012,000	11,137,000
4 years later	2,211,000	4,203,000
5 years later	4,586,000	6,419,000
6 years later	2,639,000	5,158,000
7 years later	89,000	30,000
8 years later	13,000	46,000
9 years later	1,501,000	297,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,519,037,000	2,281,646,000
Liabilities / Gross Obligations accumulated by claims	233,355,000	222,417,000
Discount event	(18,875,000)	(15,369,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	214,480,000	207,048,000
Two years before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,680,689,000	1,379,742,000
1 year later	104,804,000	167,943,000
2 years later	72,363,000	127,303,000
3 years later	27,570,000	31,737,000
4 years later	9,711,000	9,776,000
5 years later	1,821,000	4,076,000
6 years later	3,139,000	4,783,000
7 years later	3,089,000	2,316,000
8 years later	15,000	92,000
9 years later	480,000	854,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,903,681,000	1,728,622,000
Liabilities / Gross Obligations accumulated by claims	346,916,000	466,484,000
Discount event	(25,155,000)	(34,248,000)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	321,761,000	432,236,000
One year before reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,399,261,000	1,564,601,000
1 year later	254,237,000	172,015,000
2 years later	101,636,000	85,383,000
3 years later	72,489,000	59,927,000
4 years later	23,323,000	22,453,000
5 years later	27,137,000	9,912,000
6 years later	2,454,000	4,248,000
7 years later	2,923,000	3,339,000
8 years later	2,711,000	2,328,000
9 years later	737,000	244,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,886,908,000	1,924,450,000
Liabilities / Gross Obligations accumulated by claims	576,782,000	454,110,000
Discount event	(37,617,000)	(34,104,000)
Effect of Risk Adjustment for non-financial risk	3,540,000	0
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	542,705,000	420,006,000
Reporting year
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,490,574,000	1,491,978,000
1 year later	199,398,000	670,047,000
2 years later	98,789,000	217,606,000
3 years later	32,038,000	94,077,000
4 years later	17,705,000	67,570,000
5 years later	15,608,000	17,756,000
6 years later	11,794,000	38,738,000
7 years later	8,417,000	5,486,000
8 years later	11,742,000	3,322,000
9 years later	525,000	2,557,000
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,886,590,000	2,609,137,000
Liabilities / Gross Obligations accumulated by claims	1,058,432,000	1,698,314,000
Discount event	(50,549,000)	(93,068,000)
Effect of Risk Adjustment for non-financial risk	17,589,000	28,729,000
Gross LIC of the Temporary Regime and Definitive Regime	0	0
Gross provision for incurred claims	S/ 1,025,472,000	S/ 1,633,975,000